Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Scheduled Maturities of Time Deposits

2014	$74,239
2015	37,623
2016	6,540
2017	583
2018	58
Thereafter	-
Total	$119,043